UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07850
                                                    ---------------------

                            The Armada Advantage Fund
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 760 Moore Road
                            King of Prussia, PA 19406
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Bruce McConnel, Esq.
                           Drinker Biddle & Reath LLP
                     One Logan Square, 18th & Cherry Streets
                           Philadelphia, PA 19103-6996
        -----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-622-3863
                                                           -------------

                      Date of fiscal year end: May 31, 2005
                                              -------------

                   Date of reporting period: November 30, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


(LOGO)
ARMADA(R)
ADVANTAGE
[GRAPHIC OMITTED]


--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SEMI-ANNUAL REPORT

NOVEMBER 30, 2004
(Unaudited)

   Chairman's Message ....................................................  1

   Economic and Market Overview ..........................................  2

   Disclosure of Portfolio Holdings ......................................  4

   Disclosure of Fund Expenses ...........................................  5


FINANCIAL STATEMENTS

   Financial Highlights ..................................................  6

   Statement of Net Assets ...............................................  7

   Statement of Operations ...............................................  9

   Statement of Changes in Net Assets .................................... 10

   Notes to Financial Statements ......................................... 11

--------------------------------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE ARMADA ADVANTAGE INSTITUTIONAL MONEY MARKET FUND (THE "FUND") CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION ABOUT THE FUND MAY BE OBTAINED BY CONTACTING YOUR INVESTMENT PROFESSIONAL, CALLING 1-800-364-4890, OR DOWNLOADING ONE AT WWW.ARMADAFUNDS.COM. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

NATIONAL CITY INVESTMENT MANAGEMENT COMPANY ("IMC") SERVES AS INVESTMENT ADVISER TO THE FUND, FOR WHICH IT RECEIVES AN INVESTMENT ADVISORY FEE. THE FUND IS DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC ("PFD"), 760 MOORE ROAD, KING OF PRUSSIA, PA 19406. PFD IS NOT AFFILIATED WITH IMC AND IS NOT A BANK.

                                ARMADA ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
                                                              CHAIRMAN'S MESSAGE


January 2005


DEAR SHAREHOLDERS:

This first report for the Armada Advantage Institutional Money Market Fund contains an Economic and Market Overview, as well as the financial information covering its initial period from October 28 to November 30, 2004. Total assets as of November 30, 2004 were $497 million, including $265 million transferred from existing qualified shareholders of Armada Funds.

This Fund allows us to leverage the strengths of our fixed income portfolio management team to bring a new and valuable product to our shareholders who meet the $5 million initial investment requirement. The team aggressively manages risk and return through broad diversification and a focus on quality securities. The Fund has received the highest money market fund rating from both Standard and Poor's and Moody's.

We appreciate your investment in the Armada Advantage Institutional Money Market Fund. We look forward to growing with you and helping you achieve your financial goals in 2005. Best wishes for a happy, healthy, and prosperous New Year.

Sincerely,


/s/ ROBERT D. NEARY

Robert D. Neary
Chairman


                                                               (LOGO)
                                                               ARMADA(R)
                                                               ADVANTAGE
                                                               [GRAPHIC OMITTED]

ARMADA ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
ECONOMIC AND MARKET OVERVIEW

January 2005

Dear Investor:

Despite a divisive presidential election, the conflict in Iraq, and a sharp rise in oil prices, the U.S. economy expanded at a healthy pace in 2004. According to the Bureau of Economic Analysis, real gross domestic product (GDP) rose on an annualized basis by 4.5% during the first quarter, 3.3% during the second, and 4% during the third.

Corporate earnings grew at an even faster pace, with operating profits for the S&P 500 rising an annualized 20% during the first three quarters of 2004. U.S. companies continued to reap the benefits of ongoing productivity gains, as well as the fruits of recent expense reductions. The decline of the dollar against virtually every major currency certainly helped, both in stimulating demand for U.S. goods as well as through the translation of these foreign profits into U.S. dollars. In the aggregate, elevated levels of both operating and financial leverage, combined with four quarters in a row of double-digit revenue growth, led to a 25-year high in S&P 500 operating margins for the third quarter.

Meanwhile, after reducing the federal funds rate to a 45-year-low of 1% in June of 2003, the Fed finally reversed course in June 2004 and embarked on a series of "measured" rate hikes. However, even after 5 successive quarter-point increases, the Fed remains extremely accommodative. The real fed funds rate (nominal rate of 2.25% minus inflation) is little changed and still inordinately low. Indeed, signs of inflation have begun to re-emerge, with the Producer Price Index rising 5% year-over-year through November and the Consumer Price Index up 3.5%. The core indices, which exclude volatile food and energy prices, also rose though at the lesser rates of 1.9% and 2.2%, respectively, over the same period.


A BUSH VICTORY ENDS MONTHS OF STAGNATION FOR EQUITY PRICES

The equity markets had much to contend with during the year. For starters, oil prices surged past $55 a barrel in September while U.S. casualties in Iraq mounted. Uncertainty over the impact of Fed tightening and the outcome of the November election also left investors sitting on the sidelines. Many feared that a Kerry victory would mean an end to the cuts in dividends and capital gains taxes made during President Bush's first term, as well as a focus on deficit reduction rather than growth.

A clear and convincing Republican victory finally put an end to the market's tentative performance. Investors signaled their approval by pushing the total return of the Russell 1000 Index, a leading large cap benchmark, up 8.05% in the year's final 2 months. That's a full 70% of the 11.36% return recorded by the index for the entire year. The post-election rally proved broad-based, with every sector finishing in positive territory. From a market-cap perspective, small cap stocks were again the top performers. The Russell 2000 Index, a leading small-cap benchmark, returned a full 11.93% just in November-December and an impressive 18.37% for the year.


FIXED INCOME YIELDS REMAIN ARTIFICIALLY LOW THROUGHOUT THE YEAR

Yields on Treasuries (which move in the opposite direction of prices) remained low--artificially, in our view--throughout the period. Treasury prices were bolstered, in part, by strong demand from Asian central banks. In an ironic twist, the accelerating decline in the value of the U.S. currency has led to massive foreign exchange intervention by foreign central banks and subsequently, to a recycling of these dollars into U.S. fixed income instruments. Such buying, coupled with inordinately low real yields courtesy of the Fed, led to a fairly narrow range for the yield on the 10-year note. In fact, at 4.22% on December 31st, the yield was within 3 basis points of where it began the year.

Corporate bonds of all types enjoyed the fruits of improved credit quality and enhanced demand for much of the year. This combination pushed the spread between similar duration Treasury notes and investment grade corporates down to an average of less than 50 basis points at year-end. The rally in the high yield market was even more impressive, as spreads shrunk to a 9-year low of under 350 basis points, as reported by Lehman Brothers, to help generate a total return exceeding 11% for the year.


STRONG EARNINGS OVERSHADOW THE EURO ZONE'S MODEST GROWTH

Bush's re-election and a 25% retreat off oil-price highs also provided a healthy balm for European equities. While the Morgan Stanley MSCI Europe Index, a leading benchmark of European stock markets, returned 10.92% (in local terms) for the year, over two-thirds of this gain occurred during the fourth quarter. The news was even better for U.S.-based investors. The euro's strength translated into a 19.53% total return in U.S. dollars for the Europe Index in 2004.

Despite the euro's 7.6% gain since January 1--and an 11.1% jump over the past six months--many of Europe's largest companies reported solid earnings growth. Benefiting from a combination of successful cost cutting and solid volume gains, the Dow Jones Euro Stoxx 50, which tracks performance of blue chip European companies, saw earnings climb by 10.6%. This performance is all the more remarkable considering the euro zone's annualized 1.8% GDP growth over the first three quarters. For its part, the European Central Bank remained neutral and let the Fed play catch-up. The ECB has left short-term rates unchanged at 2% for 18 consecutive months.


REVISED GDP NUMBERS CAST DOUBT ON THE STRENGTH OF JAPAN'S RECOVERY

Japan's recovery continued in 2004, although the strength of the country's turnaround appeared to be far weaker than previously thought. In December, the Japanese government announced a change in the way it calculated GDP to conform more closely to international standards. In doing so, it revised the 3.2% growth rate for the fiscal year that ended March 2004 down to just 2%. The new methodology revealed that the country's economy did not grow at all from April through June 2004 and actually shrank during the July through September period. With disappointing capital spending numbers released on December 9, the Nikkei 225, an index of leading stocks on the Tokyo Stock Exchange, fell to a five-week closing low. Over the past six months, the Nikkei has shed 6.4% in local terms.

Japan has been benefiting largely from the strength of its exports, particularly to China. The latter has substantial transportation, power generation, and other infrastructure needs filled by Japanese companies. Unfortunately, new Chinese banking regulations have cooled demand by restricting the amount that companies can borrow for certain types of capital spending projects. Any such "slowdown" in China has major implications for both global growth and financial market performance in 2005.


EQUITY AND FIXED INCOME MARKETS FACE A MORE CHALLENGING ROAD AHEAD

Signs of a potential U.S. slowdown are currently being seen in the Conference Board's U.S. leading index, which fell in October for the fifth consecutive month. As noted in its November 18 release, "While the leading index is not yet signaling a downturn in the economy, the growth rate of the leading index has slowed below its long-term trend growth rate. This is consistent with real GDP continuing to grow...but more slowly than its long-term trend rate."

Although the short-term outlook for U.S. corporate profits remains strong, it's likely that earnings growth will total barely half of the heady pace of the past two years. Labor should claim a larger share of profits as the workforce expands, productivity slows, and compensation inches higher. With the market's P/E multiple well above historic norms, interest rates likely to rise, and profit growth slowing, valuation is primed to become an increasing concern.

The fixed income market appears equally challenged. With the U.S. economy in the early stages of a "reflation" cycle, yields near their historic lows and the dollar falling fast, it's hard to imagine bond prices remaining at their current lofty levels. Slackening demand from foreign buyers alone could push yields up 50 to 100 basis points.

Dollar weakness is likely to continue until--and unless--the U.S. addresses its budget and current account deficits. That should create a headwind for European and Japanese companies, making their products less competitive at home and abroad. Japan, which has relied so heavily on exports to emerge from its long recession, appears particularly vulnerable.

Despite a growth environment that should continue to lag that of the U.S., the European markets do remain undervalued on a relative basis in terms of dividend yields and price-to-book values. We see some selective opportunities emerging in France, Italy, and Spain.

Investors seeking a secular growth story will likely continue to do well by having an allocation to commodities. The "industrial revolutions" in China, India, and other developing markets are driving the demand for a range of industrial metals as well as agricultural products, natural gas, and oil. Although a cyclical slowdown may appear sometime in 2005, we believe the growth story in Asian emerging markets is still in the early stages of a major long-term trend. Higher demand, restrained supply and a lower U.S. dollar all portend significant positive returns from timely investments in the commodity markets.



/s/ DONALD L. ROSS

Donald L. Ross
President and Chief Investment Officer
National City Investment Management Company

ARMADA ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
DISCLOSURE OF PORTFOLIO HOLDINGS

The SEC adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For Armada Advantage Institutional Money Market Fund (the "Fund"), this is for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund's Form N-Q will be available upon request, without charge, by calling 1-800-364-4890, visiting the Fund's website at www.armadafunds.com, the SEC's website at http://www.sec.gov, or it may be copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).


PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments, is provided in compliance with such requirement.



             --------------------------------------------------------
                ARMADA ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
               --------------------------------------------------
                Commercial Paper                            46.7%
                U.S. Government Agency Obligations          27.3
                Repurchase Agreements                       19.4
                Corporate Bonds                              2.9
                Yankee Certificates of Deposit               2.7
                Certificate of Deposit                       1.0
                                                           ------
                                                           100.0%
             --------------------------------------------------------

                                ARMADA ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
                                                     DISCLOSURE OF FUND EXPENSES
                                          FOR THE PERIOD ENDED NOVEMBER 30, 2004

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table illustrates your fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the "Expenses Paid During Period" shows the amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case-because the return used is not the fund's actual return-the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.


EXPENSE TABLE
--------------------------------------------------------------------------------
                                            ENDING                  EXPENSES
                               BEGINNING    ACCOUNT    ANNUALIZED     PAID
                                ACCOUNT      VALUE       EXPENSE     DURING
                                 VALUE     11/30/04       RATIO     PERIOD***
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Institutional Class* .........  $1,000      $1,002         0.17%      $0.16
Advisor Class* ...............   1,000       1,000         0.27        0.09

HYPOTHETICAL 5% ANNUAL RETURN
Institutional Class* .........   1,000       1,004         0.17        0.16
Advisor Class* ...............   1,000       1,003         0.27        0.09

HYPOTHETICAL 5% ANNUAL RETURN**
Institutional Class ..........   1,000       1,024         0.17        0.86
Advisor Class ................   1,000       1,024         0.27        1.37
--------------------------------------------------------------------------------
  * Institutional Class commenced operations on October 28, 2004, which is the date for its Beginning Account Value and Advisor Class commenced operations on November 19, 2004, which is the date for its Beginning Account Value.
 ** In order to use this table for comparative purposes, the date for its
    Beginning Account Value is June 1, 2004.
*** Expenses are equal to the Funds' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

ARMADA ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA AND RATIOS
FOR THE PERIOD ENDED NOVEMBER 30, 2004 (UNAUDITED)


                                                                                                                      RATIO OF
           NET ASSET                                      NET ASSET                                     RATIO OF    NET INVESTMENT
             VALUE,                     DIVIDENDS FROM      VALUE,                     NET ASSETS     EXPENSES TO       INCOME
           BEGINNING   NET INVESTMENT   NET INVESTMENT       END                     END OF PERIOD      AVERAGE       TO AVERAGE
           OF PERIOD       INCOME+           INCOME       OF PERIOD   TOTAL RETURN       (000)         NET ASSETS     NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
2004 (1)     $1.00         $0.00*           $(0.00)*        $1.00         0.18%         $476,946          0.17%          1.91%
ADVISOR CLASS
2004 (1)     $1.00         $0.00*           $(0.00)*        $1.00         0.06%         $ 20,012          0.27%          1.81%

                RATIO          RATIO OF
             OF EXPENSES    NET INVESTMENT
             TO AVERAGE         INCOME
             NET ASSETS       TO AVERAGE
            (BEFORE FEE       NET ASSETS
              WAIVERS)   (BEFORE FEE WAIVERS)
---------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
---------------------------------------------
INSTITUTION
2004 (1)        0.22%             1.86%
ADVISOR CLASS
2004 (1)        0.32%             1.76%

  * Amount represents less than $0.01 per share.

  + Per share amounts calculated using average shares outstanding method.

(1) Commencement of operations was October 28, 2004 for the Institutional Class and November 19, 2004 for the Advisor Class. All
    ratios, excluding total return, for the period have been annualized.
See notes to financial statements.


                                ARMADA ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
                                                         STATEMENT OF NET ASSETS


                                                   NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                              PAR       VALUE
                                                             (000)      (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 27.2%
FEDERAL HOME LOAN BANK (DN) -- 2.4%
   1.940%, 12/31/04 +                                       $ 5,000    $  4,992
   2.250%, 02/23/05 +                                         7,000       6,963
                                                                       --------
                                                                         11,955
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (DN)-- 13.3%
   1.920%, 12/27/04 +                                         2,500       2,497
   1.935%, 12/30/04 +                                        10,000       9,984
   2.195%, 02/15/05 +                                        10,000       9,954
   2.230%, 02/18/05 +                                         4,900       4,876
   2.290%, 02/22/05 +                                        20,000      19,894
   2.250%, 02/22/05 +                                        16,000      15,917
   2.059%, 03/01/05 +                                         3,100       3,084
                                                                       --------
                                                                         66,206
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (DN)-- 11.5%
   1.960%, 12/22/04 +                                         3,900       3,896
   2.150%, 01/05/05 +                                         6,000       5,987
   2.170%, 01/26/05 +                                        10,000       9,966
   2.030%, 01/26/05 +                                         8,500       8,473
   2.220%, 02/16/05 +                                        10,000       9,952
   2.280%, 02/23/05 +                                         8,419       8,374
   2.280%, 03/01/05 +                                         5,697       5,665
   2.300%, 03/15/05 +                                         4,880       4,848
                                                                       --------
                                                                         57,161
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $135,322)                135,322
--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 1.0%
  BNP Paribus
   2.020%, 01/24/05                                           5,000       4,999
--------------------------------------------------------------------------------

Total Certificate of Deposit (Cost $4,999)                                4,999
--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT -- 2.7%
  Credit Suisse First Boston (FRN)
   1.978%, 04/05/05                                          10,000       9,997
  Royal Bank of Canada (FRN)
   2.085%, 01/24/05                                           3,550       3,550
--------------------------------------------------------------------------------

Total Yankee Certificates of Deposit (Cost $13,547)                      13,547
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 46.5%

BANKS -- 4.2%
  Blue Ridge Asset Funding
   1.950%, 12/06/04                                           3,400       3,399
   2.080%, 01/10/05                                           4,000       3,991
  Danske Corp
   2.180%, 01/12/05                                           5,000       4,987
   2.100%, 02/14/05                                           3,400       3,385
  Svenska Handelsbanken
   2.050%, 12/02/04                                           5,200       5,200
                                                                       --------
                                                                         20,962
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                              PAR       VALUE
                                                             (000)      (000)
--------------------------------------------------------------------------------
FINANCE - AUTOMOTIVE -- 3.0%
  Daimlerchrysler Revolving Auto Conduit
   2.150%, 01/07/05                                         $ 7,400    $  7,384
  New Center Asset Trust
   1.960%, 12/06/04                                           7,400       7,398
                                                                       --------
                                                                         14,782
--------------------------------------------------------------------------------
FINANCE - INVESTMENT BANKING/BROKERAGE -- 2.3%
  Goldman Sachs
   2.320%, 02/22/05                                           4,000       3,979
  Morgan Stanley
   1.940%, 12/01/04                                           7,400       7,400
                                                                       --------
                                                                         11,379
--------------------------------------------------------------------------------
FINANCIAL CONDUITS -- 25.4%
  Amstel Funding
   2.100%, 02/22/05                                           3,400       3,384
   2.110%, 02/22/05                                           4,000       3,981
   2.330%, 02/22/05                                           2,500       2,487
  Edison Asset Securitization LLC
   2.170%, 01/14/05                                           7,000       6,981
  Fountain Square Funding
   2.070%, 01/26/05                                           3,400       3,389
   2.120%, 02/24/05                                           4,000       3,980
  Galaxy Funding
   2.100%, 01/19/05                                           3,400       3,390
   2.100%, 01/31/05                                           4,000       3,986
  Gemini Securitization
   1.950%, 12/01/04                                           4,000       4,000
   2.240%, 01/20/05                                           4,000       3,988
  Giro Funding
   2.210%, 02/08/05                                           3,500       3,485
   2.220%, 02/08/05                                           3,744       3,728
  ING Funding LLC
   2.000%, 12/21/04                                           3,100       3,097
   2.200%, 01/18/05                                           5,000       4,985
  Liberty Street Funding
   2.180%, 12/27/04                                          10,000       9,984
  Market Street Funding
   2.170%, 01/05/05                                           9,000       8,981
  Moat Funding LLC
   2.060%, 01/18/05                                           3,400       3,391
  Old Line Funding
   1.960%, 12/06/04                                           2,016       2,015
   1.980%, 12/20/04                                           3,400       3,396
   2.190%, 01/06/05                                           3,303       3,296
  Park Avenue Receivables
   2.180%, 01/12/05                                           5,000       4,987
  Perry Global Funding
   2.190%, 01/19/05                                           5,000       4,985
   2.090%, 01/26/05                                           3,400       3,389
  Sheffield Receivables
   2.050%, 01/06/05                                           3,400       3,393
   2.060%, 01/07/05                                           4,000       3,991
  Three Pillars Funding
   2.120%, 12/22/04                                           2,068       2,065
   2.240%, 01/07/05                                           8,000       7,982

ARMADA ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF NET ASSETS


NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                              PAR       VALUE
                                                             (000)      (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- CONTINUED
FINANCIAL CONDUITS -- CONTINUED
  Three Rivers Funding
   2.050%, 12/16/04                                         $ 5,000    $  4,996
   2.130%, 12/23/04                                           4,759       4,753
                                                                       --------
                                                                        126,465
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 11.6%
  Dexia Delaware LLC
   1.990%, 12/20/04                                           3,100       3,097
   2.230%, 01/26/05                                           3,800       3,787
  FCAR Owner Trust
   2.130%, 02/02/05                                           7,400       7,372
  Govco Incorporated
   2.050%, 01/12/05                                           3,400       3,392
   2.070%, 01/12/05                                           4,000       3,990
  Greenwich Capital Holdings
   2.100%, 02/01/05                                           7,400       7,373
  HBOS Treasury Services
   2.110%, 02/24/05                                           7,400       7,363
  Paccar Financial
   2.020%, 12/01/04                                           7,600       7,600
  Rabobank USA Financial
   2.190%, 01/26/05                                           5,400       5,382
  UBS Finance
   2.070%, 01/25/05                                           3,124       3,114
   2.250%, 02/18/05                                           5,000       4,975
                                                                       --------
                                                                         57,445
--------------------------------------------------------------------------------

Total Commercial Paper (Cost $231,033)                                  231,033
--------------------------------------------------------------------------------
CORPORATE BONDS -- 2.9%
FINANCIAL SERVICES -- 2.9%
  American Express Credit (FRN)
   2.228%, 04/18/05                                          10,000      10,005
  Merrill Lynch (MTN, FRN)
   2.430%, 02/03/05                                           4,050       4,052
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $14,057)                                     14,057
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                              PAR       VALUE
                                                             (000)      (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 19.3%
  Bank of America
   2.02% (dated 11/30/04, matures 12/1/04,
   repurchase price $68,803,860,
   collateralized by various government
   obligations: total market value
   $70,176,000)                                             $68,800    $ 68,800
  Morgan Stanley
   2.06% (dated 11/30/04, matures 12/1/04,
   repurchase price $27,001,545,
   collateralized by various government
   obligations: total market value
   $27,641,714)                                              27,000      27,000
--------------------------------------------------------------------------------

Total Repurchase Agreements (Cost $95,800)                               95,800
--------------------------------------------------------------------------------

Total Investments -- 99.6% (Cost $494,758)                              494,758
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 0.4%
  Investment Advisory Fees Payable                                          (26)
  12b-1 Fees Payable
   Institutional Class                                                       (5)
  Administration Fees Payable                                                (4)
  Custody Fees Payable                                                       (2)
  Other Assets & Liabilities                                              2,237
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                    2,200
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                             $496,958
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization-- no par value)                             $496,958
--------------------------------------------------------------------------------
Total Net Assets                                                       $496,958
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Class ($476,945,590 / 476,945,590
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Advisor Class ($20,012,234 / 20,012,234
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
+ EFFECTIVE YIELD AT PURCHASE DATE
DN -- DISCOUNT NOTE
FRN -- FLOATING RATE NOTE: THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS
       THE RATE IN EFFECT ON NOVEMBER 30, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE. THE RATE FLOATS ON A PREDETERMINED INDEX.
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF OPERATIONS (000)
FOR THE PERIOD OCTOBER 28, 2004* TO NOVEMBER 30, 2004 (UNAUDITED)


INVESTMENT INCOME:
Interest                                                               $543
--------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees                                                 39
Administration fees                                                       4
12b-1 fees:
   Institutional Class                                                    5
   Advisor Class                                                         --
Shareholder services fees:
   Advisor Class                                                          1
Transfer agent fees                                                       2
Custodian fees                                                            2
Professional fees                                                         3
Miscellaneous                                                             2
--------------------------------------------------------------------------------
Total Expenses                                                           58
--------------------------------------------------------------------------------

LESS:
   Waiver of investment advisory fees                                   (13)
--------------------------------------------------------------------------------
   Net Expenses                                                          45
--------------------------------------------------------------------------------

Net Investment Income                                                   498
--------------------------------------------------------------------------------
Net Increase in Net Assets
   Resulting from Operations                                           $498
================================================================================
*Commencement of operations.
See notes to financial statements.

ARMADA ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS (000)



                                                            FOR THE PERIOD
                                                         OCTOBER 28, 2004* TO
                                                           NOVEMBER 30, 2004
                                                              (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                          $    498
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                498
--------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
Dividends from net investment income:
   Institutional Class                                             (486)
   Advisor Class                                                    (12)
--------------------------------------------------------------------------------
Total dividends                                                    (498)
--------------------------------------------------------------------------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
Proceeds from shares issued:
   Institutional Class                                          681,275
   Advisor Class                                                 20,000
Reinvestment of dividends:
   Institutional Class                                               95
   Advisor Class                                                     12
--------------------------------------------------------------------------------
                                                                701,382
--------------------------------------------------------------------------------
Value of shares redeemed:
   Institutional Class                                         (204,424)
   Advisor Class                                                     --
--------------------------------------------------------------------------------
                                                               (204,424)
--------------------------------------------------------------------------------
Increase in net assets from share transactions                  496,958
--------------------------------------------------------------------------------
Total increase in net assets                                    496,958
--------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                               --
--------------------------------------------------------------------------------
   End of period                                               $496,958
================================================================================
*Commencement of operations.
See notes to financial statements.

                                ARMADA ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   NOVEMBER 30, 2004 (UNAUDITED)


1. FUND ORGANIZATION

The Armada Advantage Fund (the "Trust") was organized as a Massachusetts business trust on May 18, 1993 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently offers one diversified investment portfolio, the Institutional Money Market Fund (the "Fund"). The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value and has two classes of shares outstanding, the Institutional Class and the Advisor Class. Each share class is sold without a sales charge, represents an interest in the same portfolio of investments of the Fund, and is substantially the same in all respects, except that the Advisor Class is subject to a shareholder services fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund.

INVESTMENT VALUATION

The investments of the Fund are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its investments at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. No investments held at November 30, 2004, were valued at other than amortized cost.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of respective investments. Distribution (12b-1) and shareholder services fees relating to a specific class are charged directly to that class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by the Fund.

REPURCHASE AGREEMENTS

Repurchase Agreements are considered loans under the 1940 Act. In connection therewith, the Trust's custodian receives and holds collateral of not less than the repurchase price. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

3. INVESTMENT ADVISER, DISTRIBUTION FEES AND OTHER AFFILIATED TRANSACTIONS

INVESTMENT ADVISORY FEES

Fees paid by the Fund pursuant to the Advisory Agreement with National City Investment Management Company (the "Adviser"), an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate of 0.15% based on the Fund's average daily net assets. The Advisor may from time to time, waive its fees payable by the Fund. Such waivers are voluntary and may be discontinued at any time. As of November 30, 2004 the Adviser is waiving 0.05% based on the Fund's average daily net assets.

ARMADA ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2004 (UNAUDITED)


SHAREHOLDER SERVICES FEES

The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Advisor Class Shares in the Fund. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Advisor Class Shares in consideration for payment at an annual rate of up to 0.10% of the average daily net assets attributable to the Fund's Advisor Class Shares held by a financial institution's customers.

DISTRIBUTION/12B-1 FEES

The Trust and Professional Funds Distributor, LLC ("PFD" or the "Distributor") are parties to a distribution agreement dated August 25, 2004. The Trust has adopted a distribution plan (the "Plan") for Institutional Class Shares and Advisor Class Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Trust compensates the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.02% per annum of the average daily net assets of Institutional Class and Advisor Class Shares of the Fund.

TRUSTEE FEES

Each Trustee receives an annual fee of $20,000 plus $4,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $16,000 per annum for services in such capacity. The Trustees and Chairman fees are paid for services rendered to the Fund and Armada Funds ("Armada"), another registered investment company managed by the Adviser; and are allocated to the Fund and Armada based on their average daily net assets. These fees are in effect through December 31, 2004. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

ADMINISTRATION FEES

The Trust, PFPC Inc. ("PFPC") and National City Bank ("NCB"), an afiiliate of the Adviser, are parties to a Co-Administration and Accounting Services Agreement effective as of August 31, 2004, under which PFPC and NCB provide administration and accounting services to the Fund. NCB does not receive any fees for its services as co-administrator.

LEGAL FEES

Expenses paid by the Trust for the period ended November 30, 2004, include legal fees of $17,227 paid to Drinker, Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4. FEDERAL INCOME TAXES

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

5. MARKET AND CREDIT RISK

The Fund may invest up to 10% of net assets in illiquid securities. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

6. INDEMNIFICATIONS

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is immaterial. The Fund has not had prior claims or losses pursuant to the contracts and expects the risk of loss to be remote.

                               INVESTMENT ADVISER
                   National City Investment Management Company
                             1900 East Ninth Street
                              Cleveland, Ohio 44114


                                   DISTRIBUTOR
                       Professional Funds Distributor, LLC
                                 760 Moore Road
                            King of Prussia, PA 19406


                                  LEGAL COUNSEL
                            Drinker Biddle &Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996

                                                                       (LOGO)
                                                                       ARMADA(R)
                                                                    ADVANTAGE
                                                            [GRAPHIC OMITTED]

(LOGO)
ARMADA(R)
ADVANTAGE
[GRAPHIC OMITTED]


760 Moore Road
King of Prussia, PA 19406

INVESTMENT ADVISER:

(LOGO)
NATIONAL CITY(R)
INVESTMENT MANAGEMENT COMPANY
[GRAPHIC OMITTED]

1900 East Ninth Street, 22nd Floor
Cleveland, OH 44114

ADV-PF-002-0100 (10/04)


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.
  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         The Armada Advantage Fund
--------------------------------------------------------------------------------

By (Signature and Title)*  /s/ Herbert Martens
                         -------------------------------------------------------
                           Herbert Martens, President & Trustee
                           (principal executive officer)

Date              January 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Herbert Martens
                         -------------------------------------------------------
                           Herbert Martens, President & Trustee
                           (principal executive officer)

Date              January 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Dennis J. Westley
                         -------------------------------------------------------
                           Dennis J. Westley, Treasurer
                           (principal financial officer)

Date              January 24, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.